Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Preferred Shares Activity

The Company’s Preferred Shares activities for the years ended December 31, 2020 and 2021 are summarized in the following table:

	Series A Preferred Shares		Series B Preferred Shares		Series B+ Preferred Shares		Series C Preferred Shares		Series C+ Preferred Shares		Total
	Number of shares	Amount (US$ thousand)	Number of shares	Amount (US$ thousand)	Number of shares	Amount (US$ thousand)	Number of shares	Amount (US$ thousand)	Number of shares	Amount (US$ thousand)	Amount (US$ thousand)
Balances as of January 1, 2020	55,626,960	$90,050	50,783,698	$30,046	26,651,410	$46,274	34,793,413	$73,600	—	$—	$239,970

Issuance of convertible redeemable preferred shares, net of issuance costs	—	—	—	—	—	—	—	—	15,062,510	50,000	50,000
Accretion on convertible redeemable preferred shares to redemption value	—	188,085	—	45	—	197	—	3,006	—	2,133	193,466
Conversion of convertible redeemable preferred shares upon completion of the IPO	(55,626,960)	(278,135)	(50,783,698)	(30,091)	(26,651,410)	(46,471)	(34,793,413)	(76,606)	(15,062,510)	(52,133)	(483,436)

Balances as of December 31, 2020 and 2021	—	$—	—	$—	—	$—	—	$—	—	$—	$—